Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 4 - OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022

Government institutions	$88	$27
Deposits at the Chamber of Commerce	14	49
Deferred expenses (See note 7H)	39	--
Deferred cost of revenues (See note 7H)	85	--
Prepaid expenses	87	118
Other	23	31
	$336	$225